SERVICING - Schedules of Geographic Concentration of the Loans (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 11,298,223	$ 8,096,883	$ 5,195,599
% of Total	100.00%	100.00%	100.00%
California | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 2,872,702	$ 2,146,371	$ 1,449,585
California | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total	25.40%	26.50%	27.90%
Florida | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 1,357,888	$ 990,404	$ 593,697
Florida | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total	12.00%	12.20%	11.40%
Arizona | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 562,655	$ 429,469	$ 270,442
Arizona | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total	5.00%	5.30%	5.20%
Georgia | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 521,330	$ 407,651	$ 278,231
Georgia | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total	4.60%	5.00%	5.40%
Washington | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 456,709	$ 362,370	$ 261,653
Washington | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total	4.00%	4.50%	5.00%
New Jersey | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 415,090	$ 320,124	$ 211,344
New Jersey | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total	3.70%	4.00%	4.10%
North Carolina | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 327,759	$ 261,013	$ 198,984
North Carolina | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total	2.90%	3.20%	3.80%
Virginia | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 360,311	$ 239,559	$ 156,333
Virginia | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total	3.20%	3.00%	3.00%
Virginia | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans		$ 241,844
Virginia | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total		3.00%
Colorado | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 305,980	$ 241,844	$ 168,289
Colorado | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total	2.70%	3.00%	3.20%
Colorado | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans		$ 239,559
Colorado | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total		3.00%
Ohio | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 350,075	$ 227,069	$ 141,239
Ohio | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total	3.10%	2.80%	2.70%
Other | Geographic Distribution, Foreign
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 2,800	$ 0
Other | Concentration Risk
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
UPB of Underlying Loans	$ 3,767,724	$ 2,471,009	$ 1,465,802
Other | Concentration Risk | Loans Underlying Servicing Assets
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
% of Total	33.40%	30.50%	28.20%